Summary of Significant Accounting Policies - Summary of the Estimated Useful Lives, Estimated Residual Value Rate and Annual Depreciation Rate of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	30 years
Estimated residual value rate	5.00%
Annual depreciation rate	3.00%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residual value rate	0.00%
Description of useful life, property, plant and equipment	shorter of expected useful life or the lease term
Bottom of range [member] | Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Estimated residual value rate	0.00%
Annual depreciation rate	19.00%
Bottom of range [member] | Computer and electronic equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	2 years
Estimated residual value rate	0.00%
Annual depreciation rate	19.00%
Bottom of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Estimated residual value rate	5.00%
Annual depreciation rate	18.00%
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	20.00%
Top of range [member] | Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Estimated residual value rate	5.00%
Annual depreciation rate	33.00%
Top of range [member] | Computer and electronic equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Estimated residual value rate	5.00%
Annual depreciation rate	50.00%
Top of range [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Estimated residual value rate	10.00%
Annual depreciation rate	32.00%
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate	33.00%